Share-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jul. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share based payment award options, grants			529,999		746,688	1,094,278
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized stock options					$ 1,709,000
Employee service share-based Compensation, nonvested awards, total compensation cost not yet recognized, period for recognition					2 years 7 months 2 days
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			5 years		5 years
Allocated share-based compensation expense			1,261	7,181	10,963
Unvested restricted shares	10,804		10,804
Stock Incentive 2005 and 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					5 years
Share-based compensation arrangement by share-based payment award, number of shares authorized					5,000,000
Share-based compensation arrangement by share-based payment award, expiration period					10 years
Share-based compensation arrangement by share-based payment award, vesting period percentage					20.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			5 years
Allocated share-based compensation expense			$ 131,928	$ 94,320	$ 358,388	$ 225,991
Share-based compensation arrangement by share based payment award options, grants	229,999	300,000
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price	$ 2.20	$ 1.91	$ 2.20
Weighted average grant-date fair value granted			$ 1.26